Lease_The Amounts Recognized In The Consolidated Statement Of Financial Position And Comprehensive Income(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		₩ 575,337	₩ 560,578
Lease liabilities		559,113	544,439
Interest expense on the lease liabilities		13,492	12,720
Expense relating to short-term lease		6,169	2,209
Expense relating to leases of low-value assets that are not short-term lease		7,130	5,416
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		438	15
Cash outflow for lease		245,151	228,312
The amounts recognized in the consolidated statement of financial position
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		575,337	560,578
Lease liabilities	[1]	₩ 559,113	₩ 544,439
Description of line items in statement of financial position which include right of use assets		It is included in property and equipment, intangible assets.	It is included in property and equipment, intangible assets.
Description of line items in statement of financial position which include lease liabilities		It is included in other liabilities.	It is included in other liabilities.
The amounts recognized in the consolidated statement of financial position | Right-of-use property and equipment
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		₩ 570,711	₩ 550,880
The amounts recognized in the consolidated statement of financial position | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	537,392	518,795
The amounts recognized in the consolidated statement of financial position | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	16,218	13,542
The amounts recognized in the consolidated statement of financial position | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	17,101	18,543
The amounts recognized in the consolidated statement of financial position | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	4,626	9,698
The amounts recognized in the consolidated statement of comprehensive income
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		277,712	291,297
The amounts recognized in the consolidated statement of comprehensive income | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		246,058	251,465
The amounts recognized in the consolidated statement of comprehensive income | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		15,286	19,594
The amounts recognized in the consolidated statement of comprehensive income | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		11,342	10,345
The amounts recognized in the consolidated statement of comprehensive income | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 5,026	₩ 9,893

[1]	Included in property and equipment, intangible assets and other liabilities.